Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

			Amount Due to Related Party as of
			December 31,	December 31,
			2021	2020
Name	Nature of Relationship	Description of the Transactions	(in thousands)
Seahawk	Debt Issuer	In 2019, the Company raised and converted $18.4 million from prior debt into new, outstanding debt and issued 13.5 million warrants to purchase Legacy BlackSky common stock.	$19,977	$19,198
Intelsat	Debt Issuer	In 2019, the Company entered into a term loan facility for $50.0 million and issued 20.2 million warrants to purchase Legacy BlackSky common stock.	54,149	52,039
Jason and Marian Joh Andrews	The former co-founders and employees of Legacy BlackSky	In 2018, the Company executed the notes totaling $12.5 million to repurchase an aggregate of $11.5 million Legacy BlackSky common stock shares. The Andrews Notes were extinguished in the year ended December 31, 2021. The terms on the extinguishment were forgiveness on the existing principal balance of $10.0 million and accrued interest of $2.2 million in exchange for 958,082 shares.	—	12,500

					Amount Due to Related Party as of
			Total Payments in Years Ended		December 31,	December 31,
			2021	2020	2021	2020
Name	Nature of Relationship	Description of the Transactions	(in thousands)
LeoStella	Joint Venture	Design, development and manufacture of multiple satellites	$19,257	$8,205	$8,381	$8,012
X-Bow	Equity Method Investee	In 2017, the Company received stock in X-Bow. As of December 31, 2021, the Company had a 17.5% investment in X-Bow and had one Board seat. As described in Note 7, the Company has engaged X-Bow to develop a rocket for the Company.	1,865	4,079	—	750
Palantir Technologies	Strategic Partner	Multi-year software subscription agreement for $8.0 million	750	—	—	—
Ursa Space Systems	Strategic Partner	The chairman of the Company’s board of directors, Will Porteous, is also an investor and member of the board of directors of Ursa Space Systems.	809	—	83	—